UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Regis Management Company, LLC

Address:   300 Hamilton Avenue, Suite 400
           Palo Alto, CA  94301


Form 13F File Number: 028-11606


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Robert F.X. Burlinson
Title:  Chief Investment Officer
Phone:  650-838-1030

Signature,  Place,  and  Date  of  Signing:

/s/ Robert F.X. Burlinson          Palo Alto, CA                      11/9/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              57

Form 13F Information Table Value Total:  $      177,673
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

                COLUMN 1                    COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                                   VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
             NAME OF ISSUER              TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
Ampal-American Israel Corporation        Common         032015109        5    3,362 SH       SOLE                  3,362      0    0
Apple Inc                                Common         037833100        2        7 SH       SOLE                      7      0    0
Bank of America Corp                     Common         060505104        1       96 SH       SOLE                     96      0    0
Berkshire Hathaway CL B                  Common         084670207    2,964   35,850 SH       SOLE                 35,850      0    0
Cameco Corp                              Common         13321L108      855   30,850 SH       SOLE                 30,850      0    0
Cemex S.A.B. DE C.V.                     Common         151290889    1,138  133,907 SH       SOLE                133,907      0    0
Cisco Systems Inc                        Common         17275R102       17      761 SH       SOLE                    761      0    0
Durect Corp                              Common         266605104      194   76,250 SH       SOLE                 76,250      0    0
General Electric Co                      Common         369604103        1       92 SH       SOLE                     92      0    0
Goldcorp                                 Common         380956409    1,023   23,500 SH       SOLE                 23,500      0    0
Gerdau S.A.                              Common         373737105    1,067   78,428 SH       SOLE                 78,428      0    0
Financial Select Sector SPDR Fund        Common         81369Y605    1,360   94,796 SH       SOLE                 94,796      0    0
HSBC Holdings  PLC                       Common         404280406    1,091   21,575 SH       SOLE                 21,575      0    0
iPath Dow Jones-AIG Commodity Idx TR ETN Common         06738C778       24      558 SH       SOLE                    558      0    0
iShares Barclays 20+ Year Treasury Bond  Common         464287432   14,429  136,754 SH       SOLE                136,754      0    0
Fund
iShares DJ US Real Estate Index Fund     Common         464287739    7,910  149,590 SH       SOLE                149,590      0    0
iShares Barclays Treasury Inflation      Common         464287176   18,951  173,764 SH       SOLE                173,764      0    0
Protected Securities
iShares Barclays US Aggregate Bond Fund  Common         464287226      250    2,301 SH       SOLE                  2,301      0    0
iShares iBoxx $ Invest Grade Corp Bond   Common         464287242       27      239 SH       SOLE                    239      0    0
iShares MSCI Australia Index Fund        Common         464286103    1,339   56,418 SH       SOLE                 56,418      0    0
iShares MSCI EAFE Index                  Common         464287465   38,324  697,807 SH       SOLE                697,807      0    0
iShares MSCI Emerging Markets Index Fund Common         464287234   10,882  243,075 SH       SOLE                243,075      0    0
iShares MSCI Japan Index Fund            Common         464286848      523   52,950 SH       SOLE                 52,950      0    0
iShares Russell 3000 Index               Common         464287689      195    2,887 SH       SOLE                  2,887      0    0
iSharesR S&P US Pfd Stk Index Fd         Common         464288687        2       54 SH       SOLE                     54      0    0
iShares TR Dow Jones Select Dividend     Common         464287168      102    2,180 SH       SOLE                  2,180      0    0
Index
iShares Trust FTSE Xinhau HK China 25    Common         464287184    3,580   83,611 SH       SOLE                 83,611      0    0
Index Fund
Juniper Networks Inc                     Common         48203R104      201    6,620 SH       SOLE                  6,620      0    0
KLA-Tencor Corp                          Common         482480100      609   17,288 SH       SOLE                 17,288      0    0
Las Vegas Sands Corp                     Common         517834107    1,296   37,200 SH       SOLE                 37,200      0    0
Mako Surgical Corp                       Common         560879108      652   68,051 SH       SOLE                 68,051      0    0
Merck & Co                               Common         58933Y105    2,057   55,893 SH       SOLE                 55,893      0    0
Monsanto Co                              Common         61166W101      965   20,132 SH       SOLE                 20,132      0    0
Morgan Stanley                           Common         617446448    1,099   44,541 SH       SOLE                 44,541      0    0
Occidental Petroleum Corporation         Common         674599105    4,485   57,280 SH       SOLE                 57,280      0    0
PDL Biopharma Inc                        Common         69329Y104       11    2,047 SH       SOLE                  2,047      0    0
Potash Corp                              Common         73755L107    1,126    7,817 SH       SOLE                  7,817      0    0
Powershares Global Exchange Traded Fd    Common         73936T565        2      151 SH       SOLE                    151      0    0
Tr Aggregate Pfd Portfolio
Procter & Gamble Co                      Common         742718109    1,086   18,105 SH       SOLE                 18,105      0    0
RSC Holdings Inc                         Common         74972L102      930  124,703 SH       SOLE                124,703      0    0
Sara Lee Corp                            Common         803111103    1,016   75,678 SH       SOLE                 75,678      0    0
SELECT SECTOR SPDR-ENERGY                Common         81369Y506    3,816   68,076 SH       SOLE                 68,076      0    0
Smurfit-Stone Container Corp             Common         83272A104        8      452 SH       SOLE                    452      0    0
Southern National Bancorp of Virginia    Common         843395104    1,731  240,774 SH       SOLE                240,774      0    0
Inc
SPDR  Trust Series 1                     Common         78462F103   22,291  195,313 SH       SOLE                195,313      0    0
SPDR Gold Trust                          Common         78463V107   11,777   92,074 SH       SOLE                 92,074      0    0
SPDR Dow Jones REIT ETF                  Common         78464A607        2       43 SH       SOLE                     43      0    0
Templeton Emerging Markets Income Fund   Common         880192109        3      174 SH       SOLE                    174      0    0
(DE)
U.S. Bancorp                             Common         902973304    1,133   52,421 SH       SOLE                 52,421      0    0
Utilities Select Sector SPDR Fund        Common         81369Y886      564   17,972 SH       SOLE                 17,972      0    0
Vanguard Emerging Markets VIPERS         Common         922042858       41      905 SH       SOLE                    905      0    0
Vanguard Energy ETF                      Common         92204A306    4,049   48,939 SH       SOLE                 48,939      0    0
Vanguard REIT ETF                        Common         922908553    2,199   42,220 SH       SOLE                 42,220      0    0

                                                  FORM 13F INFORMATION TABLE

                COLUMN 1                    COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                                   VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
             NAME OF ISSUER              TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
Vanguard Total Bond Market ETF           Common         921937835        4       44 SH       SOLE                     44      0    0
Vanguard Total Stock Market ETF          Common         922908769    6,607  113,199 SH       SOLE                113,199      0    0
Vodafone Group PLC                       Common         92857W209    1,151   46,376 SH       SOLE                 46,376      0    0
Yamana Gold Inc                          Common         98462Y100      506   44,350 SH       SOLE                 44,350      0    0